Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Trade Accounts Receivable, Net

Note 7. Trade Accounts Receivable, Net

	December 31, 2020		December 31, 2019
Trade accounts receivable	Ps.	26,309	Ps.	26,942
The Coca-Cola Company (see Note 15)		509		802
Loans to employees		118		115
Heineken Group (see Note 15)		1,167		749
Others		2,608		3,214
Allowance for expected credit losses		(2,462)		(2,189)
	Ps.	28,249	Ps.	29,633

7.1 Trade receivables

Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.

Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.

Because less than 8% of the trade accounts receivables is unrecoverable, the Company does not have customers classified as "high risk,” which would be eligible to have special management conditions for the credit risk. As of December 31, 2020, the main customers of the Company represent, in aggregate form, the expected loss on 13%.

In 2020, during the COVID-19 pandemic, governments implemented several preventive measures such as social distancing and the temporary closure of certain points of sale considered as non-essential. As such measures were relaxed, most businesses were able to reopen and this allowed us to recover the accounts receivable. Given that the impact in this item was not material, the Company did not implement any relevant change to our models to estimate the receivables’ provisions.

The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.

The parameters used within the model are:

•	Breach probability;
•	Losses severity;
•	Financing rate;
•	Special recovery rate; and
•	Breach exposure.

Aging of accounts receivable (days current or outstanding)

	December 31,		December 31,
	2020		2019
Current	Ps.	24,556	Ps.	24,696
0‑30 days		2,024		3,278
31‑60 days		836		1,345
61‑90 days		317		668
91‑120 days		438		244
120+ days		2,540		1,591
Total	Ps.	30,711	Ps.	31,822

7.2 Changes in the allowance for expected credit losses

	2020		2019		2018
Balance at the beginning of the period	Ps.	2,189	Ps.	2,114	Ps.	1,375
Effect of adoption of IFRS 9		—		—		468
Adjusted balance at the beginning of the period		2,189		2,114		1,843
Allowance for the period		591		709		348
Additions (write-offs) of uncollectible accounts (1)		(613)		(269)		(402)
Addition from business combinations		273		—		1
Effects of changes in foreign exchange rates		22		(365)		324
Balance at the end of the period	Ps.	2,462	Ps.	2,189	Ps.	2,114
(1)	In 2018, includes the effect of Coca‐Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and disperse.

7.3 Payments from The Coca-Cola Company

The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2020,  2019 and 2018 contributions due were Ps. 1,482, Ps. 2,274 and Ps. 3,542, respectively.